CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Jan. 30, 2016
Organization Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Statements of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income

	Year ended January 30, 2016
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$15,312.2	$737.6	$(551.4)	$15,498.4
Cost of sales	—	10,715.6	664.1	(538.0)	10,841.7
Gross profit	—	4,596.6	73.5	(13.4)	4,656.7
Selling, general and administrative expenses	48.4	3,505.5	62.5	(9.4)	3,607.0
Operating (loss) income	(48.4)	1,091.0	11.0	(4.0)	1,049.7
Interest expense (income), net	464.4	139.1	(4.1)	—	599.4
Other (income) expense, net	4.0	(0.2)	2.3	(4.0)	2.1
Income (loss) before income taxes	(516.8)	952.2	12.8	—	448.2
Provision for income taxes	(213.3)	361.6	17.5	—	165.8
Equity in earnings of subsidiaries	(585.9)	(31.1)	—	617.0	—
Net income (loss)	282.4	621.7	(4.7)	(617.0)	282.4
Other comprehensive loss	—	—	(9.0)	—	(9.0)
Comprehensive income	$282.4	$621.7	$(13.7)	$(617.0)	$273.4

	Year ended January 31, 2015
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$8,420.3	$184.0	$(2.1)	$8,602.2
Cost of sales	—	5,427.7	142.6	(2.1)	5,568.2
Gross profit	—	2,992.6	41.4	—	3,034.0
Selling, general and administrative expenses	33.7	1,904.0	58.3	(2.2)	1,993.8
Operating (loss) income	(33.7)	1,088.6	(16.9)	2.2	1,040.2
Interest expense (income), net	35.7	44.5	(0.1)	—	80.1
Other (income) expense, net	(2.1)	5.5	0.4	2.1	5.9
Income (loss) before income taxes	(67.3)	1,038.6	(17.2)	0.1	954.2
Provision for income taxes	(27.4)	387.2	(4.8)	—	355.0
Equity in earnings of subsidiaries	(639.1)	—	—	639.1	—
Net income (loss)	599.2	651.4	(12.4)	(639.0)	599.2
Other comprehensive loss	—	—	(17.2)	—	(17.2)
Comprehensive income	$599.2	$651.4	$(29.6)	$(639.0)	$582.0

	Year ended February 1, 2014
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$7,676.0	$167.2	$(2.9)	$7,840.3
Cost of sales	—	4,927.2	126.2	(2.9)	5,050.5
Gross profit	—	2,748.8	41.0	—	2,789.8
Selling, general and administrative expenses	4.7	1,761.2	55.9	(2.3)	1,819.5
Operating (loss) income	(4.7)	987.6	(14.9)	2.3	970.3
Interest (income) expense, net	(1.6)	17.2	(0.2)	—	15.4
Other (income) expense, net	(2.3)	0.4	0.2	2.3	0.6
Income (loss) before income taxes	(0.8)	970.0	(14.9)	—	954.3
Provision for income taxes	(1.2)	363.0	(4.2)	—	357.6
Equity in earnings of subsidiaries	(596.3)	—	—	596.3	—
Net income (loss)	596.7	607.0	(10.7)	(596.3)	596.7
Other comprehensive loss	—	—	(15.4)	—	(15.4)
Comprehensive income	$596.7	$607.0	$(26.1)	$(596.3)	$581.3

Condensed Consolidated Balance Sheets

Condensed Consolidated Balance Sheets

	January 30, 2016
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$636.9	$116.5	$(17.3)	$736.1
Short-term investments	—	—	4.0	—	4.0
Merchandise inventories, net	—	2,850.0	51.4	(15.9)	2,885.5
Due from intercompany, net	262.2	548.3	186.4	(996.9)	—
Other current assets	1.1	308.7	0.6	—	310.3
Total current assets	263.2	4,343.9	358.9	(1,110.6)	3,935.9
Property, plant and equipment, net	—	3,089.5	36.0	—	3,125.5
Assets available for sale	—	12.1	—	—	12.1
Goodwill	—	4,993.2	28.5	—	5,021.7
Deferred tax assets, net	0.5	—	9.6	(10.1)	—
Favorable lease rights, net	—	569.4	—	—	569.4
Tradename	—	3,100.0	—	—	3,100.0
Other intangible assets, net	—	5.5	0.3	—	5.8
Investment in subsidiaries	8,403.9	74.4	—	(8,478.3)	—
Intercompany note receivable	1,526.4	—	188.8	(1,715.2)	—
Due from intercompany, net	1,930.3	—	—	(1,930.3)	—
Other assets	—	130.6	4.6	(4.4)	130.8
Total assets	$12,124.3	$16,318.6	$626.7	$(13,168.4)	$15,901.2
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	108.0	—	—	—	108.0
Accounts payable	17.5	1,136.3	131.2	(33.1)	1,251.9
Due to intercompany, net	582.5	369.2	45.2	(996.9)	—
Other current liabilities	84.9	433.5	204.2	—	722.6
Income taxes payable	3.8	1.9	7.2	—	12.9
Total current liabilities	796.7	1,940.9	387.8	(1,030.0)	2,095.4
Long-term debt, net, excluding current portion	6,920.7	317.7	—	—	7,238.4
Unfavorable lease rights, net	—	149.3	—	—	149.3
Deferred tax liabilities, net	—	1,596.7	—	(10.1)	1,586.6
Due to intercompany, net	—	1,930.3	—	(1,930.3)	—
Intercompany note payable	—	1,715.2	—	(1,715.2)	—
Other liabilities	—	421.0	8.0	(4.4)	424.6
Total liabilities	7,714.4	8,071.1	395.8	(4,690.0)	11,494.3
Shareholders’ equity	4,406.9	8,247.5	230.9	(8,478.4)	4,406.9
Total liabilities and equity	$12,124.3	$16,318.6	$626.7	$(13,168.4)	$15,901.2

	January 31, 2015
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$193.5	$664.3	$6.3	$—	$864.1
Merchandise inventories, net	—	997.2	38.5	—	1,035.7
Current deferred tax assets, net	3.1	25.1	0.1	—	28.3
Due from intercompany, net	38.6	0.6	—	(39.2)	—
Other current assets	0.2	63.9	3.6	(1.2)	66.5
Total current assets	235.4	1,751.1	48.5	(40.4)	1,994.6
Property, plant and equipment, net	—	1,168.8	41.7	—	1,210.5
Goodwill	—	133.3	31.3	—	164.6
Deferred tax assets, net	0.7	14.7	15.1	—	30.6
Favorable lease rights, net	—	0.3	—	0.1	0.3
Other intangible assets, net	—	0.2	1.0	—	1.2
Investment in subsidiaries	1,214.5	—	—	(1,214.5)	—
Intercompany note receivable	416.8	—	—	(416.8)	—
Other assets	—	90.7	0.2	—	90.9
Total assets	$1,867.4	$3,159.1	$137.8	$(1,671.6)	$3,492.7
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	0.1	423.8	10.8	(1.1)	433.6
Due to intercompany, net	0.6	38.6	—	(39.2)	—
Other current liabilities	112.0	269.1	4.2	—	385.3
Income taxes payable	39.8	2.9	—	—	42.7
Total current liabilities	152.5	734.4	15.0	(40.3)	861.6
Long-term debt, net, excluding current portion	(70.2)	752.9	—	—	682.7
Intercompany note payable	—	416.8	—	(416.8)	—
Other liabilities	—	155.0	8.3	0.1	163.4
Total liabilities	82.3	2,059.1	23.3	(457.0)	1,707.7
Shareholders’ equity	1,785.1	1,100.0	114.5	(1,214.6)	1,785.0
Total liabilities and equity	$1,867.4	$3,159.1	$137.8	$(1,671.6)	$3,492.7

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

	Year ended January 30, 2016
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$743.5	$720.8	$(19.4)	$(664.0)	$780.9
Cash flows from investing activities:
Capital expenditures	—	(475.7)	(4.8)	—	(480.5)
Acquisition of Family Dollar, net of cash acquired	(6,833.0)	207.3	98.0	—	(6,527.7)
Other	—	(7.5)	37.3	—	29.8
Net cash provided by (used in) investing activities	(6,833.0)	(275.9)	130.5	—	(6,978.4)
Cash flows from financing activities:
Proceeds from long-term debt, net of discount	12,130.2	—	—	—	12,130.2
Net intercompany note activity	(1,109.6)	1,109.6	—	—	—
Principal payments for long-term debt	(4,991.5)	(935.2)	—	—	(5,926.7)
Dividends paid	—	(646.7)	—	646.7	—
Debt issuance costs	(159.8)	—	—	—	(159.8)
Other	26.7	—	—	—	26.7
Net cash provided by (used in) financing activities	5,896.0	(472.8)	—	646.7	6,070.4
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.9)	—	(0.9)
Net (decrease) increase in cash and cash equivalents	(193.5)	(27.4)	110.2	(17.3)	(128.0)
Cash and cash equivalents at beginning of period	193.5	664.3	6.3	—	864.1
Cash and cash equivalents at end of period	$—	$636.9	$116.5	$(17.3)	$736.1

	Year ended January 31, 2015
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$23.9	$911.9	$(11.5)	$2.5	$926.8
Cash flows from investing activities:
Capital expenditures	—	(312.2)	(13.4)	—	(325.6)
Other	—	10.6	—	—	10.6
Net cash used in investing activities	—	(301.6)	(13.4)	—	(315.0)
Cash flows from financing activities:
Debt issuance costs	(11.8)	—	—	—	(11.8)
Net intercompany note	8.2	(8.2)	—	—	—
Principal payments for long-term debt	—	(12.8)	—	—	(12.8)
Other	10.0	2.5	—	(2.5)	10.0
Net cash provided by (used in) financing activities	6.4	(18.5)	—	(2.5)	(14.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.8)	—	(0.8)
Net (decrease) increase in cash and cash equivalents	30.3	591.8	(25.7)	—	596.4
Cash and cash equivalents at beginning of period	163.2	72.5	32.0	—	267.7
Cash and cash equivalents at end of period	$193.5	$664.3	$6.3	$—	$864.1

	Year ended February 1, 2014
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$1,055.8	$746.0	$(9.4)	$(998.3)	$794.1
Cash flows from investing activities:
Capital expenditures	—	(308.5)	(21.6)	—	(330.1)
Other	—	5.4	(0.4)	0.1	5.1
Net cash used in investing activities	—	(303.1)	(22.0)	0.1	(325.0)
Cash flows from financing activities:
Payments for share repurchases	(1,112.1)	—	—	—	(1,112.1)
Dividends paid	—	(998.2)	—	998.2	—
Proceeds from long-term debt, net of discount	—	770.0	—	—	770.0
Net intercompany note	(57.6)	57.6	—	—	—
Contribution (to) from affiliates	(43.7)	—	43.7	—	—
Principal payments for long-term debt	—	(271.5)	—	—	(271.5)
Other	15.8	—	—	—	15.8
Net cash provided by (used in) financing activities	(1,197.6)	(442.1)	43.7	998.2	(597.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	(3.5)	—	(3.5)
Net (decrease) increase in cash and cash equivalents	(141.8)	0.8	8.8	—	(132.2)
Cash and cash equivalents at beginning of period	305.0	71.7	23.2	—	399.9
Cash and cash equivalents at end of period	$163.2	$72.5	$32.0	$—	$267.7